CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 17,772	$ 20,084
Accounts receivable, net of allowance for doubtful accounts of $1,751 and $2,121, respectively	20,292	19,606
Deferred tax asset		633
Prepaid expenses and other assets	12,405	12,063
Total current assets	50,469	52,386
Property and equipment, net	328,700	342,145
Investment in joint venture	2,768	2,622
Intangible assets, net	32,887	52,545
Goodwill	130,313	130,313
Deposits and other assets	9,474	9,087
Deferred tax asset		1,637
Total assets	554,611	590,735
Current liabilities:
Accounts payable	22,607	30,589
Accrued liabilities	10,737	13,120
Deferred revenues	6,603	7,345
Capital lease obligations	8,421	7,366
Term loan, less discount of $1,784 and $1,676, respectively	1,215	1,324
Exit activities and restructuring liability	2,034	1,809
Other current liabilities	2,566	1,590
Total current liabilities	54,183	63,143
Deferred revenues	4,759	3,544
Capital lease obligations	48,692	52,686
Revolving credit facility	31,000	10,000
Term loan, less discount of $5,703 and $7,379, respectively	285,298	286,621
Exit activities and restructuring liability	1,844	2,701
Deferred rent	8,879	10,583
Deferred tax liability	880	7,293
Other long-term liabilities	4,640	3,828
Total liabilities	440,175	440,399
Commitments and contingencies (note 11)
Stockholders' equity:
Preferred stock, $0.001 par value; 20,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 120,000 shares authorized; 55,971 and 54,410 shares outstanding, respectively	56	54
Additional paid-in capital	1,277,511	1,262,402
Treasury stock, at cost, 826 and 621 shares, respectively	(6,393)	(4,683)
Accumulated deficit	(1,153,957)	(1,105,514)
Accumulated items of other comprehensive loss	(2,781)	(1,923)
Total stockholders' equity	114,436	150,336
Total liabilities and stockholders' equity	$ 554,611	$ 590,735